Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, shares authorized	100,000,000	100,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	30,654,712	30,054,712
Ordinary shares, shares outstanding	21,044,712	20,444,712
Treasury shares, at cost, shares	9,610,000	9,610,000